SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 14,860		$ 15,099		$ 17,167
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		573	[1]	582	[1],[2]	510	[2]
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 14,287		14,517		15,750
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[3]					$ 907

[1]	Mr. Eng Hock Lim is the director and the shareholder, and he holds 51% in Yin Zhan Holding Pte Ltd.
[2]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.
[3]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.